Share Capital Authorized - Additional Information (Detail) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners					$ 7,623,000	$ 15,694,000	$ 38,509,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners					$ 7,600	$ 15,700
Dividends paid, ordinary shares per share	$ 0.025	$ 0.02	$ 0.02	$ 0.115